Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity
Schedule of components of equity

	Consolidated Group
	December 31,	December 31,
Skr mn	2018	2017
Share capital	3,990	3,990
Legal reserve	—	—
Fund for internally developed software	—	—
Reserves/Fair value reserve
Hedge reserve	6	25
Fair value reserve	—	9
Own credit risk	-117	—
Defined benefit plans	-42	-4
Retained earnings	14,402	13,554
Total equity	18,239	17,574

Restricted and unrestricted equity

	Consolidated Group
	December 31,	December 31,
Skr mn	2018	2017
Restricted equity	5,240	6,122
Unrestricted equity	12,999	11,452
Total equity	18,239	17,574

Proposal for the distribution of profits

At the disposal of the Annual General Meeting	13,054
The Board of Directors proposes that the Annual General Meeting dispose of these funds as follows:
- dividend to the shareholder of Skr 48.70 per share, amounting to	194
- remaining disposable funds to be carried forward	12,860